BERNSTEIN FUND, INC. (“Bernstein Funds”)

-	International Strategic Equities Portfolio
-	International Small Cap Portfolio
-	Small Cap Core Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-	Emerging Markets Portfolio
-	Short Duration Plus Portfolio
-	Intermediate Duration Portfolio
-	Short Duration Diversified Municipal Portfolio
-	New York Municipal Portfolio
-	California Municipal Portfolio
-	Diversified Municipal Portfolio
-	Overlay A Portfolio
-	Tax-Aware Overlay A Portfolio
-	Overlay B Portfolio
-	Tax-Aware Overlay B Portfolio
-	Tax-Aware Overlay C Portfolio
-	Tax-Aware Overlay N Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated July 10, 2023 to the Statement of Additional Information (“SAI”) dated January 27, 2023 of each Fund, as supplemented to date.

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Effective immediately, each Fund’s SAI is amended as follows:

The first paragraph and the first table in the section entitled “DIRECTORS AND OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES” in each Fund’s SAI is deleted in its entirety and replaced with the following:

The following table lists the directors of each of the SCB Fund and the Bernstein Fund, their business addresses and their principal occupations during the past five years.

NAME, ADDRESS,* YEAR OF BIRTH, (YEAR ELECTED**)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS AND OTHER INFORMATION	NUMBER OF PORTFOLIOS IN THE AB FUND COMPLEX+ OVERSEEN BY THE DIRECTOR	OTHER DIRECTORSHIPS HELD BY THE DIRECTOR DURING THE PAST FIVE YEARS OR LONGER
INDEPENDENT DIRECTORS***
R. Jay Gerken# Chair of the Board 1951 (SCB Fund: 2013) (Bernstein Fund: 2015)	Formerly, President and Chief Executive Officer of Legg Mason Partners Fund Advisor, LLC, and President & Board Member of The Legg Mason and Western Asset mutual funds from 2005 until June 2013. Previously, he was the President and Chair of the boards of the Citigroup Asset	17	Cedar Lawn Corporation; New Jersey Chapter of The Nature Conservancy; and Associated Banc-Corp

NAME, ADDRESS,* YEAR OF BIRTH, (YEAR ELECTED**)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS AND OTHER INFORMATION	NUMBER OF PORTFOLIOS IN THE AB FUND COMPLEX+ OVERSEEN BY THE DIRECTOR	OTHER DIRECTORSHIPS HELD BY THE DIRECTOR DURING THE PAST FIVE YEARS OR LONGER
	Management mutual funds from 2002 to 2005; Portfolio Manager and Managing Director, Smith Barney Asset Management from 1993 to 2001 and President & CEO, Directions Management of Shearson Lehman, Inc. from 1988 to 1993.

Jeffrey R. Holland# 1966 (SCB Fund: 2019) (Bernstein Fund: 2019)	Formerly, Limited Partner of Brown Brothers Harriman from 2014 to 2018. Prior thereto, General Partner of Brown Brothers Harriman from 2006 to 2013.	17	Director of various non-profit organizations

William Kristol# 1952 (SCB Fund: 1994) (Bernstein Fund: 2015)	Founder and Editor, The Weekly Standard from 1995 to 2018. He is a regular contributor on leading political commentary shows. He has served as the inaugural Vann Professor of Ethics in Society at Davidson College since 2019.	17	Manhattan Institute; John M. Ashbrook Center for Public Affairs at Ashland University; The Salvatori Center at Claremont McKenna College; The Institute for the Study of War; Foundation for Constitutional Government; and Defending Democracy Together, a non-profit educational corporation

Debra Perry# 1951 (SCB Fund: 2011) (Bernstein Fund: 2015)	Formerly, Senior Managing Director of Global Ratings and Research, Moody’s Investors Service, Inc. (“Moody’s”) from 2001 to 2004; Chief Administrative Officer, Moody’s, from 1999 to 2001; Chief Credit Officer, Moody’s, from 2000 to 2001; Group Managing Director for the Finance, Securities and Insurance Ratings Groups, Moody’s Corp., from 1996 to 1999; earlier, she held executive positions with First Boston Corporation and Chemical Bank.	17	Assurant, Inc., since 2017; Korn/Ferry International, since 2008; Genworth Financial, Inc., from 2016-2022; PartnerRe, from 2013-2016; Bank of America Funds Series Trust, from 2011-2016

NAME, ADDRESS,* YEAR OF BIRTH, (YEAR ELECTED**)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS AND OTHER INFORMATION	NUMBER OF PORTFOLIOS IN THE AB FUND COMPLEX+ OVERSEEN BY THE DIRECTOR	OTHER DIRECTORSHIPS HELD BY THE DIRECTOR DURING THE PAST FIVE YEARS OR LONGER

Donald K. Peterson# 1949 (SCB Fund: 2007) (Bernstein Fund: 2015)	Formerly, Chairman and Chief Executive Officer, Avaya Inc. (telecommunications equipment and services) from 2002 to 2006; President and Chief Executive Officer, Avaya Inc. from 2000 to 2001; President, Enterprise Systems Group in 2000; Chief Financial Officer, Lucent Technologies (telecommunications equipment and services) from 1996 to 2000; Chief Financial Officer, AT&T, Communications Services Group from 1995 to 1996; President, Nortel Communications Systems, Inc. (telecommunications and networking equipment) from 1994 to 1995; prior thereto, he was at Nortel from 1976 to 1995.	17	Worcester Polytechnic Institute (Emeritus); Member of the Board of TIAA-Bank, FSB

*	The address for each of a Fund’s Independent Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department - Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.
**	There is no stated term of office for each Fund’s Directors.
***

Directors who are not “interested persons” of each Fund, as defined in the 1940 Act, are referred to as “Independent Directors,” and Directors who are “interested persons” of the Fund are referred to as “Interested Directors.”

#

Member of each Fund’s Audit Committee and Independent Directors Committee and member of the SCB Fund’s Nominating, Governance and Compensation Committee and the Bernstein Fund’s Governance, Nomination and Compensation Committee (each referred to herein as a “Governance Committee”).

+

The Manager may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to the following registered investment companies in addition to Bernstein Fund, Inc. and Sanford C. Bernstein Fund, Inc.: AB Active ETFs, Inc., AB Bond Fund, Inc., AB Cap Fund, Inc., AB Corporate Shares, AB Core Opportunities Fund, Inc., AB Discovery Growth Fund, Inc., AB Equity Income Fund, Inc., AB Fixed-Income Shares, Inc., AB Global Bond Fund, Inc., AB Global Real Estate Investment Fund, Inc., AB Global Risk Allocation Fund, Inc., AB High Income Fund, Inc., AB Institutional Funds, Inc., AB Large Cap Growth Fund, Inc., AB Municipal Income Fund, Inc., AB Municipal Income Fund II, AB Relative Value Fund, Inc., AB Sustainable Global Thematic Fund, Inc., AB Sustainable International Thematic Fund, Inc., AB Trust, AB Variable Products Series Fund, Inc., Sanford C. Bernstein Fund II, Inc. and The AB Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AB Multi-Manager Alternative Fund and AllianceBernstein National Municipal Income Fund, Inc., all registered closed-end investment companies. The registered investment companies for which the Manager serves as investment adviser are referred to collectively herein as the “AB Fund Complex.”

The subsection entitled “DIRECTORS AND OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES — Experience, Skills, Attributes, and Qualifications of each Fund’s Directors” in each Fund’s SAI is revised to delete references to Beata D. Kirr and Michelle McCloskey, who each no longer serve as Directors of the Funds.

The subsections entitled “DIRECTORS AND OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES — Officer Information — SCB Fund” and “DIRECTORS AND OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES — Officer Information — Bernstein Fund” in each Fund’s SAI are deleted in their entirety and replaced with the following:

Officer Information — SCB Fund

Certain information concerning the SCB Fund’s officers is set forth below.

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING LAST FIVE YEARS OR LONGER
Alexander Chaloff*** 1971	President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He has been Chief Investment Officer and Head of Investment & Wealth Strategies since April 2023. He previously served as Co-Head of the Investment Strategy Group since 2020. Prior to joining the firm in 2005, he was a managing director at Wilshire Associates, a leading global investment consultant, serving on the firm’s investment committee.

Caglasu Altunkopru 1972	Vice President	Senior Vice President of the Manager**, with which she has been associated since prior to 2018.

Stuart Rae 1965	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Chief Investment Officer - Asia-Pacific Value Equities and Chief Investment Officer - Emerging Markets Value Equities since 2023.

Sergey Davalchenko 1975	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Chief Investment Officer - Emerging Markets Growth Equities as of February 2022.

Michael Canter 1969	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Director and Chief Investment Officer - Securitized Assets.

Nelson Yu 1971	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. Chief Investment Officer - Investment Sciences and Insights since 2021 and Head - Blend Strategies since 2018.

Daniel J. Loewy 1974	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Chief Investment Officer and Head - Multi-Asset Solutions and Chief Investment Officer - Dynamic Asset Allocation.

Alexander Barenboym 1971	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018.

Matthew J. Norton 1983	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Chief Investment Officer - Municipal Bonds.

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING LAST FIVE YEARS OR LONGER

Andrew D. Potter 1985	Vice President	Vice President of the Manager**, with which he has been associated since prior to 2018.

Matthew S. Sheridan 1975	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018. He is also Director - US Multi-Sector Fixed-Income.

Daryl Clements 1967	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018.

Nancy E. Hay 1972	Secretary	Senior Vice President and Counsel of the Manager**, with which she has been associated since prior to 2018 and Assistant Secretary of AllianceBernstein Investments, Inc. (“ABI”)**.

Michael B. Reyes 1976	Senior Vice President	Vice President of the Manager**, with which he has been associated since prior to 2018.

Joseph J. Mantineo 1959	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2018.

Phyllis J. Clarke 1961	Controller	Vice President of ABIS,** with which she has been associated since prior to 2018.

Jennifer Friedland 1974	Chief Compliance Officer	Vice President of the Manager** since 2020 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022). Before joining the Manager** in 2020, she was Chief Compliance Officer at WestEnd Advisers, LLC from prior to 2018 until 2019.

*	The address for each of the Fund’s officers is c/o AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.
**	The Manager, ABIS and ABI are affiliates of the Fund.
***	Mr. Chaloff was elected President of the Fund on April 27, 2023. Beata D. Kirr resigned as President and Director of the Fund as of April 27, 2023.

Officer Information — Bernstein Fund

Certain information concerning the Bernstein Fund’s officers is set forth below.

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING LAST FIVE YEARS OR LONGER
Alexander Chaloff*** 1971	President	See biography above.

Peter Chocian 1972	Senior Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018.

Nelson Yu 1971	Vice President	See biography above.

Andrew Birse 1978	Vice President	Senior Vice President of the Manager**, with which he has been associated in a similar capacity since prior to 2018. He is also Chief Investment Officer – European Value Equities as of November 2022 and International Small Cap Equities since 2021.

NAME, ADDRESS* AND YEAR OF BIRTH	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING LAST FIVE YEARS OR LONGER

Stuart Rae 1965	Vice President	See biography above.

Erik A. Turenchalk 1973	Vice President	Senior Vice President of the Manager**, with which he has been associated since prior to 2018.

Samantha S. Lau 1972	Vice President	Senior Vice President of the Manager**, with which she has been associated since prior to 2018. She is also Co-Chief Investment Officer – Small and SMID Cap Growth Equities.

Vivian Chen 1983	Vice President	Senior Vice President of the Manager**, with which she has been associated since prior to 2018.

Nancy E. Hay 1972	Secretary	See biography above.

Michael B. Reyes 1976	Senior Vice President	See biography above.

Joseph J. Mantineo 1959	Treasurer and Chief Financial Officer	See biography above.

Phyllis J. Clarke 1961	Controller	See biography above.

Jennifer Friedland 1974	Chief Compliance Officer	See biography above.

*	The address for each of the Fund’s officers is c/o AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.
**	The Manager, ABIS and ABI are affiliates of the Fund.
***	Mr. Chaloff was elected President of the Fund on April 27, 2023. Beata D. Kirr resigned as President and Director of the Fund as of April 27, 2023.

Effective July 1, 2023, R. Jay Gerken serves as Chair of each Fund’s Board, Jeffrey R. Holland serves as Chair of each Fund’s Audit Committee, and William Kristol serves as Chair of each Fund’s Governance Committee, a position he has held since July 1, 2020.

Each SAI is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the SAI for the Portfolios.

You should retain this Supplement with your SAI for future reference.

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